REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 shares	May 30, 2023 ₪ / shares	May 30, 2023 USD ($) $ / shares shares	Jan. 14, 2022 USD ($) $ / shares shares
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | (per share)				$ 0.01	₪ 0.01
Fair value of investment | $										$ 2,763
Issuance expenses | $	$ 3	$ 3
Class of Warrant or Right, Outstanding			92,953	21,717		21,717	47,495
Warrants issued						47,495			21,717	47,495
Exercise price | $ / shares						$ 60.783			$ 24.769	$ 60.783
Purchase of investment | $	538
Pre-money valuation | $									$ 20,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		50.00%
Percentage of sale of assets		50.00%
Subsidiaries [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Purchase of investment | $	$ 3,000
Shares of acquisition by subsidiary	121,119
Conversion of units	121,119
Series A-2 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | $ / shares						$ 60.783
Warrants issued						92,953
Series A-3 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | $ / shares						$ 45.587
Fair value of investment | $						$ 3,204
Warrants issued						4,009
Exercise price | $ / shares						$ 45.587
Series A-4 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Warrants issued						107
Exercise price | $ / shares						$ 24.769
Percentage of original issued price						200.00%
Series A-4 Preferred Shares [Member] | Warrant [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Warrants issued						21,717
Preferred Stock [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Issuance expenses | $		$ 14
Preferred Stock [Member] | Series A-2 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares					0.01
Fair value of investment | $			$ 2,763	$ 2,763		$ 2,763
Preferred shares issued			45,458	45,458		45,458				45,458
Preferred Stock [Member] | Series A-2 Preferred Shares [Member] | Warrant [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares					0.01
Class of Warrant or Right, Outstanding						92,953
Preferred Stock [Member] | Series A-3 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Fair value of investment | $			$ 2,887	$ 2,887		$ 2,887
Preferred shares issued			63,331	63,331		63,331
Conversion of units			63,331
Preferred Stock [Member] | Series A-4 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares					₪ 0.01			₪ 0.01
Fair value of investment | $				$ 1,076		$ 1,076
Preferred shares issued				21,717		21,717			21,717
Issuance expenses | $	$ 16
Exercise price | $ / shares						$ 24.769
IPO [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Valuation amount | $		$ 200,000